CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance as at January 1, 2022 (audited) at Dec. 31, 2020	$ 2,811	$ 332,189	$ 10,573	$ 4,483,462	$ 4,829,035
Beginning balance, shares at Dec. 31, 2020	28,110,000
Foreign currency translation adjustment			(13,766)		(13,766)
Net loss for the period				107,312	107,312
Balance as at March 31, 2022 at Mar. 31, 2021	$ 2,811	332,189	(3,193)	4,590,774	4,922,581
Ending balance, shares at Mar. 31, 2021	28,110,000
Balance as at January 1, 2022 (audited) at Dec. 31, 2021	$ 2,821	1,032,179	(12,292)	(51,127)	971,581
Beginning balance, shares at Dec. 31, 2021	28,210,000
Foreign currency translation adjustment			(4,417)		(4,417)
Net loss for the period				(89,452)	(89,452)
Balance as at March 31, 2022 at Mar. 31, 2022	$ 2,821	$ 1,032,179	$ (16,709)	$ (140,579)	$ 877,712
Ending balance, shares at Mar. 31, 2022	28,210,000